Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities by Type of Temporary

The deferred tax assets and liabilities by type of temporary difference are as follows:

	As of December 31,
	2024	2023
Net deferred tax asset (liability)
Trade and other receivables	$7,999	$13,362
Inventories	5,368	3,199
Property, plant and equipment	(2,380)	(4,251)
Intangibles	(2,247)	(6,540)
Borrowings and trade and other payables	8,346	224
Provisions and other liabilities	3,603	1,014
Tax losses	4,750	381
Others	2,128	601
Total net deferred tax asset (liability)	$27,567	$7,990

Schedule of Deferred Tax Assets
	As of December 31
	2024	2023
Deferred tax asset	$28,260	$10,475
Deferred tax liability	(693)	(2,485)
Net deferred tax asset	$27,567	$7,990

Schedule of Deferred Tax
	2024	2023
Balance as of January 1	$7,990	$738
Recognized in Profit or Loss	20,358	7,275
Recognized in Other Comprehensive Income [1]	(133)	85
Others [2]	(648)	(108)
Balance as of December 31	$27,567	$7,990

[1]	Deferred tax related to employee defined benefit plans.

[2]	Deferred tax arising from the purchase price allocation of intangible assets recognized in connection with the acquisition of Procaps S.A. de C.V. (formerly Laboratorios López S.A. de C.V.), and foreign currency translation effects.